Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchases - USD ($)	6 Months Ended
	Mar. 31, 2024		Mar. 31, 2023
Schedule of Each Supplier That Accounted Total Purchases [Line Items]
Supplier amount	$ 8,170,385		$ 3,243,218
Supplier percentage	72.00%		54.00%
Suppliers N [Member]
Schedule of Each Supplier That Accounted Total Purchases [Line Items]
Supplier amount		[1]	$ 1,552,940
Supplier percentage		[1]	26.00%
Suppliers O [Member]
Schedule of Each Supplier That Accounted Total Purchases [Line Items]
Supplier amount	$ 1,507,114		$ 972,911
Supplier percentage	13.00%		16.00%
Suppliers I [Member]
Schedule of Each Supplier That Accounted Total Purchases [Line Items]
Supplier amount	$ 2,947,545		$ 717,367
Supplier percentage	26.00%		12.00%
Suppliers M [Member]
Schedule of Each Supplier That Accounted Total Purchases [Line Items]
Supplier amount	$ 2,121,255			[1]
Supplier percentage	19.00%			[1]
Suppliers F [Member]
Schedule of Each Supplier That Accounted Total Purchases [Line Items]
Supplier amount	$ 1,594,471			[1]
Supplier percentage	14.00%			[1]

[1]	The percentage is below 10%